Subsequent Events (Details) - USD ($)			12 Months Ended
	Oct. 09, 2024	Apr. 05, 2024	Mar. 31, 2023	Oct. 04, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 28, 2023
Subsequent Events [Line Items]
Common stock share outstanding					291,563,930	291,563,930
Preferred stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock	6,000,000		545,386		545,386	545,386
Common stock			291,563,930		291,563,930	291,563,930
Purchase price, per share (in Dollars per share)	$ 0.1		$ 0.081
Subsequent Event [Member]
Subsequent Events [Line Items]
Forward stock split		10-for-1
Minimum [Member]
Subsequent Events [Line Items]
Common stock share outstanding		29,156,393			29,156,393
Common stock					29,156,393
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock share outstanding		29,156,393
Maximum [Member]
Subsequent Events [Line Items]
Common stock share outstanding		291,563,930			291,563,930
Common stock					291,563,930
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock share outstanding		291,563,930
Common Stock [Member]
Subsequent Events [Line Items]
Shares issued			289,104,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Forward sock spilt		10
Forecast [Member]
Subsequent Events [Line Items]
Preferred stock, par value (in Dollars per share)				$ 0.0001
Preferred stock				10,000,000
Common stock				100
Shares issued	6,000,000
Purchase price, per share (in Dollars per share)	$ 0.1
Principal amount of the debt (in Dollars)	$ 600,000
Forecast [Member] | Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock				2,000,000